Share-based compensation - Text Details (Detail) € / shares in Units, $ / shares in Units, € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) € / shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019	Dec. 31, 2022 USD ($) $ / shares
Share-based compensation [Line Items]
Share-based compensation costs	€ 104.0		€ 115.0		€ 119.0
Employee stock purchase plan	9.0
Increase (decrease) through share-based payment transactions, equity	€ 95.0		€ 110.0		€ 116.0
Comparison group for performance shares	20	20	20	20	20	20	20
Description of vesting requirements for share-based payment arrangement	40%	40%
Risk free interest rate, share options granted	0.43%	0.43%
Expected volatility, share options granted	32.00%	32.00%
Aggregate intrinsic value of liabilities from share-pased payments	€ 3.0		€ 6.0		€ 9.0
Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	1 month 6 days	1 month 6 days
Proceeds from exercise of options	€ 6.0
US Dollar [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	1 month 6 days	1 month 6 days
Top of range [member]
Share-based compensation [Line Items]
Description of vesting requirements for share-based payment arrangement	50%	50%
Bottom of range [member]
Share-based compensation [Line Items]
Description of vesting requirements for share-based payment arrangement	10%	10%
Performance share plans [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 103.0		110.0		116.0
Cost recognition period (weighted average)	1.83	1.83
Restricted shares [Member]
Share-based compensation [Line Items]
Unrecognized compensation costs related to non-vested shares	€ 72.0		66.0		62.0
Cost recognition period (weighted average)	1.84	1.84
Cliff-vesting period	3							3
Option plans [Member]
Share-based compensation [Line Items]
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.0							$ 0.0
Option plans [Member] | Euro [Member]
Share-based compensation [Line Items]
Proceeds from exercise of options			9.0		21.0
Tax deductions realized as a result of option exercises	€ 0.6		1.0		3.0
Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 2.0		$ 7.0		$ 11.0
Accelerate options [Member] | Euro [Member]
Share-based compensation [Line Items]
Weighted average remaining contractual life of outstanding share options	1 month 6 days	1 month 6 days
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested	€ 0.0
Aggregate intrinsic value of liabilities from share-pased payments	1.1		0.7		1.6
Proceeds from exercise of options	1.6		0.7		1.4
Tax deductions realized as a result of option exercises	€ 0.1		€ 0.1		€ 0.1
Accelerate options [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares								$ 20.02
Weighted average remaining contractual life of outstanding share options	0 years	0 years
Intrinsic value of liabilities from share-based payment transactions for which counterparty's right to cash or other assets vested | $								$ 0.0
Aggregate intrinsic value of liabilities from share-pased payments | $		$ 0.3		$ 0.7		$ 0.9
Bottom of range [member] | Option plans [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 14.82
Bottom of range [member] | Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares								$ 19.5
Bottom of range [member] | Accelerate options [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	15.24
Top of range [member] | Euro [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	22.43
Top of range [member] | Option plans [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | € / shares	€ 22.43
Top of range [member] | Option plans [Member] | US Dollar [Member]
Share-based compensation [Line Items]
Exercise price of outstanding share options | $ / shares								$ 30.27